CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury stock	Contributed surplus	Accumulated other comprehensive income/(loss)	Retained earnings / (accumulated deficit)
Balance, at beginning of year (in shares) at Dec. 31, 2022		138,562,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased (in shares)		(1,095,095)		(1,095,095)
Balance, at end of year (in shares) at Dec. 31, 2023		137,467,078
Balance, at beginning of year at Dec. 31, 2022		$ 1,386	$ 616,554	$ 0	$ 424,562	$ 8,714	$ 40,015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation			1,610
Treasury stock				(10,174)
Other comprehensive loss	$ (35)					(4,215)
Net (loss)/income	83,937						83,937
Dividends declared							(122,992)
Balance, at end of year at Dec. 31, 2023	1,039,397	$ 1,386	618,164	$ (10,174)	424,562	4,499	960
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments	4,926
Other items	(427)
Accumulated other comprehensive income/(loss)	$ 4,499
Shares issued (in shares)		8,242,146
Shares cancelled (in shares)	(700)	(700)
Shares repurchased (in shares)	(1,095,095)			0
Balance, at end of year (in shares) at Dec. 31, 2024	145,708,524	145,708,524
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		$ 82	96,419
Amortization of stock-based compensation			1,650
Treasury stock	$ (10,200)
Dividends declared	(6,900)				(6,878)
Other comprehensive loss	(101)					(1,288)
Net (loss)/income	130,653						130,653
Dividends declared							(131,613)
Balance, at end of year at Dec. 31, 2024	1,128,422	$ 1,468	716,233	$ (10,174)	417,684	3,211	0
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments	3,739
Other items	(528)
Accumulated other comprehensive income/(loss)	$ 3,211
Shares issued (in shares)		107,060
Shares repurchased (in shares)	(2,347,752)	(1,252,657)		(1,252,657)
Balance, at end of year (in shares) at Dec. 31, 2025	144,562,927	144,562,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		$ 1	426
Amortization of stock-based compensation			1,310
Treasury stock	$ (20,200)			$ (10,025)
Dividends declared	(125,100)				(125,110)
Other comprehensive loss	(188)					(7,731)
Net (loss)/income	(26,431)						(26,431)
Balance, at end of year at Dec. 31, 2025	960,862	$ 1,469	$ 717,969	$ (20,199)	$ 292,574	$ (4,520)	$ (26,431)
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments	(3,804)
Other items	(716)
Accumulated other comprehensive income/(loss)	$ (4,520)